Restricted net assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Percentage of after-tax income required to be transferred to statutory general reserve fund	10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
subsidiaries
Restricted net assets	$ 260,250	$ 210,740
VIE's
Restricted net assets	$ 989,061	$ 1,088,061